Share capital and share premium	9 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Share capital and share premium

9. Share capital and share premium

	September 30, 2018	December 31, 2017
	(in thousands)
	£	£
Share capital	1,287	1,272
Share premium	79,403	79,236

	80,690	80,508

	September 30, 2018	December 31, 2017
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	32,185	31,811

	Number of shares	Share capital	Share premium
	(in thousands)
Fully paid shares:		£	£
Balance at December 31, 2017	31,811	1,272	79,236
Issue of shares on exercise of options	374	15	167

Balance at September 30, 2018	32,185	1,287	79,403